Income taxes: (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal					$ 0	$ 0	$ 0
State					0	0	0
Deferred benefit					0	0	0
Total provision(benefit) for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0